Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Earnings Available To Common Shareholders
Net Income	$ 1,219,000	$ 1,022,000	$ 879,000	$ 671,000	$ 554,000	$ 670,000	$ 731,000	$ 3,119,793	$ 1,954,949	$ 3,791,162	$ 2,384,896	$ 1,795,375
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	440,000	440,000
Income	$ 1,109,000	$ 912,000	$ 769,000	$ 561,000	$ 444,000	$ 560,000	$ 621,000	$ 2,789,793	$ 1,624,949	$ 3,351,162	$ 1,944,896	$ 1,355,375